INCOME TAX EXPENSES (Details Narrative)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Applicable tax rate percentage	34.60%	34.60%	34.60%